Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN STRATEGY FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 31, 2013
Document Creation Date	dei_DocumentCreationDate	Feb. 07, 2014